Tradr 2X Long UPST Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$32,964,375
TOTAL NET ASSETS — 100.0%	$32,964,375

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Upstart Holdings, Inc.	Receive	9.13% (OBFR01* + 550bps)	At Maturity	9/16/2026	$56,506,932	$-	$6,342,078
Marex	Upstart Holdings, Inc.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	7/10/2026	1,117,562	-	171,556
TOTAL EQUITY SWAP CONTRACTS								$6,513,634

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.